Options, Warrants, and Restricted Stock Units & Equity Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Warrants, and Restricted Stock Units & Equity Incentive Plan

10. Options, Warrants, and Restricted Stock Units

The Company has established an equity incentive plan for employees and directors of the Company (the “Plan”). The purpose of the Plan is to create incentives designed to motivate recipients to contribute toward the Company’s growth and success, and also to attract and retain persons of outstanding competence, and provide such persons with an opportunity to acquire an equity interest in the Company.

The types of awards available for issuance under the Plan include non-qualified stock options, restricted stock, restricted stock units (“RSUs”), performance shares, performance cash awards, and other stock-based awards. The Plan provides for the issuance of 354,912 shares of common stock. As of September 30, 2017, both stock options and RSUs had been issued to the Company’s employees under the Plan resulting in 156,956 shares available for future issuance under the Plan.

There were no grants, exercises, or cancellations of the Company’s stock options for the nine months ended September 30, 2017. The following table summarizes the Company’s stock options outstanding as of September 30, 2017.

Stock Options Outstanding as of September 30, 2017 (unaudited)
Date of Grant	Exercise Price ($)	Expiration Date	Remaining Contractual Life (Years)	Number Outstanding	Number Exercisable
03/31/2014	8.00	03/31/2019	1.50	163,301	143,704
04/04/2014	8.69	04/04/2019	1.51	14,155	12,456
			Total	177,456	156,160

On May 29, 2015, the Compensation Committee of the Company’s Board of Directors granted RSUs to certain of its executive officers under the Plan. Each RSU granted entitles the grantee to one share of the Company’s common stock upon the vesting date of the RSU. The RSUs vest as follows: (i) 50% upon the date that the closing price of the Company’s common stock equals or exceeds $10.00 per share; and (ii) 50% upon the date that the closing price of the Company’s common stock equals or exceeds $12.00 per share. Prior to the vesting of the RSUs, the grantee will not be entitled to any dividends declared on the Company’s common stock. The RSUs do not expire; however, should the grantee discontinue employment with the Company for any reason other than death or disability, all unvested RSUs will be deemed forfeited on the date employment is discontinued.

On May 23, 2017, the Compensation Committee of the Company’s Board of Directors approved the potential issuance of RSUs to the Company’s Chief Operating Officer, Mr. Case. Mr. Case will be awarded two matching RSUs for each share of the Company’s common stock that he purchases on the open market or directly from the Company during the period beginning May 23, 2017 and ending June 15, 2018, up to a maximum of 136,054 RSUs. Each RSU will entitle Mr. Case to one share of the Company’s common stock upon the vesting date of the RSU, which shall vest 20% per year over a period of five years following the date granted, subject to Mr. Case’s continued employment with the Company. Mr. Case will also be required to maintain ownership of the shares purchased through the full five-year vesting period. The RSUs will be issued to Mr. Case outside of the Plan as an inducement grant material to Mr. Case entering into employment with the Company. Through September 30, 2017, Mr. Case had purchased 50,092 shares of the Company’s common stock, of which 28,000 restricted common shares were purchased directly from the Company.

On May 31, 2017, the Compensation Committee of the Company’s Board of Directors approved the potential issuance of additional RSUs to the Company’s Officers and Directors under the Plan. The number of RSUs to be granted will be based upon the number of shares of the Company’s common stock that each participating Officer and Director purchases in open market transactions, independently, and without assistance from the Company, during the period beginning May 31, 2017 and ending November 30, 2017 (the “Purchase Period”). At the end of the Purchase Period, the Company will issue to each participating Officer and Director a total of two RSUs for each share of the Company’s common stock purchased during the Purchase Period, subject to a maximum of 40,000 RSUs for the Company’s Chief Executive Officer, Mr. Raucy, 40,000 RSUs for the Company’s Chief Financial Officer, Mr. Hill, 20,000 RSUs for the Company’s Chief Underwriting Officer, Mr. Stroud, and 6,666 RSUs for each of the Company’s non-employee Directors. Each RSU will entitle the grantee to one share of the Company’s common stock upon the vesting date of the RSU, which shall vest 20% per year over a period of five years following the date granted, subject to each Officer’s continued employment with the Company and each Director’s continued service on the Board, provided that if a Director makes himself available and consents to be nominated by the Company for continued service but is not nominated by the Board for election by the shareholders, other than for good reason as determined by the Board in its discretion, then such director’s RSUs shall vest in full as of his last date of service as a director with the Company. Participating Officers and Directors will be required to maintain ownership of the shares purchased through the full five-year vesting period. Pursuant to the arrangement, a maximum number of 139,996 RSUs may be granted to the Company’s Officers and Directors at the end of the Purchase Period under the Plan. Through September 30, 2017, the Company’s Officers and Directors had purchased 41,565 shares of the Company’s common stock.

The following table summarizes RSU activity for the nine months ended September 30, 2017.

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, December 31, 2016	20,500	$1.34
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vested units, September 30, 2017 (unaudited)	20,500	$1.34

Total stock based compensation expense for the nine months ended September 30, 2017 and 2016 was $19 and $30, respectively. As of September 30, 2017, total unrecognized stock compensation expense of $11 remained, which will be recognized through March 31, 2018.

There were no grants, exercises, or cancellations of the Company’s common stock warrants for the nine months ended September 30, 2017. The following table summarizes the Company’s warrants outstanding as of September 30, 2017.

Date of Grant	Exercise Price ($)	Expiration Date	Remaining Contractual Life (Years)	Number Outstanding and Exercisable
03/31/2014	9.60	03/31/2019	1.50	312,500
03/31/2014	10.00	03/31/2019	1.50	94,375
02/24/2015	15.00	02/24/2022	4.41	1,500,000
			Total	1,906,875

11. Equity Incentive Plan

The Company has established a stock option incentive plan for employees and directors of the Company (the “Plan”). The purpose of the Plan is to create incentives designed to motivate recipients to significantly contribute toward the Company’s growth and success, and also to attract and retain persons of outstanding competence, and provide such persons with an opportunity to acquire an equity interest in the Company.

The Plan is administered by a committee appointed by the Board of Directors. All members of such committee must be non-employee directors and independent directors as defined in the Plan. Subject to the limitations set forth in the Plan, the committee has the authority to grant awards as well as determine the general provisions of each award including the purchase price, term, number of shares, and performance criteria, and also to establish vesting schedules and other terms and conditions of the award.

In April 2015, the Company’s shareholders approved an amendment to the Plan to allow for the issuance of additional award types under the Plan. In addition to non-qualified stock options issuable under the Plan, the amendment provides for the issuance of restricted stock, restricted stock units (“RSUs”), performance shares, performance cash awards, and other stock-based awards. The Plan provides for the issuance of 354,912 shares of common stock. As of December 31, 2016, both stock options and RSUs had been issued to the Company’s employees under the Plan resulting in 156,956 shares available for future issuance under the Plan.

Stock option information for the two years ended December 31, 2016 is as follows.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Common Stock Options
Outstanding, January 1, 2015	210,489	$8.05	3.62	$0.96	$—
Exercisable, January 1, 2015	125,308	$8.04	3.18	$0.88	$—
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding, December 31, 2015	210,489	$8.05	2.81	$0.96	$—
Exercisable, December 31, 2015	146,603	$8.04	2.62	$0.90	$—
Granted	—	—
Exercised	—	—
Cancelled	(33,033)	8.00
Outstanding, December 31, 2016	177,456	$8.06	2.25	$1.07	$—
Exercisable, December 31, 2016	134,865	$8.06	2.25	$1.07	$—

A summary of the status of the Company’s non-vested employee stock options is as follows.

	Shares	Weighted Average Grant Date Fair Value
Non-Vested Common Stock Options
Non-vested, January 1, 2015	85,181	$1.07
Granted	—	—
Vested	(21,295)	1.07
Cancelled	—	—
Non-vested, December 31, 2015	63,886	$1.07
Granted	—	—
Vested	(21,295)	1.07
Cancelled	—	—
Non-vested, December 31, 2016	42,591	$1.07

On May 29, 2015, the Company’s Board of Directors granted RSUs to certain of its executive officers under the Plan. Each RSU granted entitles the grantee to one share of the Company’s common stock upon the vesting date of the RSU. The RSUs vest as follows: (i) 50% upon the date that the closing price of the Company’s common stock equals or exceeds $10.00 per share and; (ii) 50% upon the date that the closing price of the Company’s common stock equals or exceeds $12.00 per share. Prior to the vesting of the RSUs, the grantee will not be entitled to any dividends declared on the Company’s common stock. The RSUs do not expire, however, should the grantee discontinue employment with the Company for any reason other than death or disability, all unvested RSUs will be deemed forfeited on the date employment is discontinued. The following table summarizes RSU activity for the two years ended December 31, 2016.

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, January 1, 2015	—	$—
Granted	20,500	1.34
Vested	—	—
Forfeited	—	—
Non-vested units, December 31, 2015	20,500	$1.34
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vest units, December 31, 2016	20,500	$1.34

Total stock based compensation expense for the years ended December 31, 2016 and 2015 was $38 and $47, respectively. As of December 31, 2016, total unrecognized stock compensation expense of $30 remains, which will be recognized ratably through March 31, 2018.

Stock warrants issued, exercised and outstanding as of December 31, 2016 are as follows.

	Shares	Weighted Average Exercise Price
Common Stock Warrants
Outstanding, January 1, 2015	406,875	$9.69
Exercisable, January 1, 2015	312,500	$9.60
Granted	1,500,000	15.00
Exercised	—
Cancelled	—
Outstanding, December 31, 2015	1,906,875	$13.87
Exercisable, December 31, 2015	1,906,875	$13.87
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding, December 31, 2016	1,906,875	$13.87
Exercisable, December 31, 2016	1,906,875	$13.87

On March 31, 2014, the Company issued warrants to purchase 94,375 shares of its common stock to the underwriters of the Company’s IPO. Each warrant entitles the holder to purchase one common share of PIH at a price of $10.00 per share at any time after March 31, 2015 and prior to expiry on March 31, 2019.

Also on March 31, 2014, in connection with the conversion of Series A Preferred Shares then outstanding into the Company’s common shares, the Company issued warrants to purchase 312,500 shares of the Company’s common stock to Fund Management Group LLC, an entity of which the Company’s Chairman of the Board, Gordon G. Pratt, is a Managing Member and controlling equity holder. Each warrant issued to Fund Management Group LLC entitles the holder to purchase one share of common stock at a price equal to $9.60, subject to certain adjustments under a warrant agreement (the “Warrant Agreement”). The warrants have an expiry date of March 31, 2019 and vested upon issuance. The warrants may be redeemable by the Company at a price of $0.01 per warrant during any period in which the closing price of the Company’s common shares is at or above $14.00 per share for 20 consecutive trading days. The warrant holder is entitled to a 30-day notice prior to the date of such redemption.

The details of the Company’s remaining warrants issued and outstanding are discussed in Note 13 – Related Party Transactions, below.